UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: July 1, 2013 – July 31, 2013

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2013 (unaudited)

Shares	Security Description		Value
Common Stock - 27.6%
Consumer Discretionary - 2.0%
500	Darden Restaurants, Inc.		$ 24,525

Energy - 4.3%
150	Apache Corp.		12,038
1,250	Patterson-UTI Energy, Inc.		24,712
1,500	Talisman Energy, Inc.		16,965
			53,715
Financials - 2.2%
670	Allegheny Valley Bancorp		28,207

Health Care - 6.5%
1,000	Eli Lilly & Co.		53,110
2,000	MAKO Surgical Corp. (a)		28,080
			81,190
Industrials - 1.8%
1,250	II-VI, Inc. (a)		22,100

Materials - 7.4%
1,750	Allegheny Technologies, Inc.		48,248
1,500	Newmont Mining Corp.		45,000
			93,248
Telecommunications Services - 3.4%
500	eBay, Inc. (a)		25,845
300	Harris Corp.		17,121
			42,966

Total Common Stock (Cost $335,108)			345,951

Money Market Funds - 74.4%
931,681	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b) (Cost $931,681)		931,681

Total Investments - 102.0% (Cost $1,266,789)*			$ 1,277,632
Other Assets & Liabilities, Net - (2.0)%			(24,896)
NET ASSETS - 100.0%			$ 1,252,736

(a) Non-income producing security.
(b) Variable rate security. Rate presented is as of July 31, 2013.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$ 13,534
	Gross Unrealized Depreciation	(2,691)
	Net Unrealized Appreciation	$ 10,843

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2013:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 345,951
	Level 2 - Other Significant Observable Inputs	931,681
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 1,277,632

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund.  Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1 and Level 2 for the period ended July 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           September 11, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           September 11, 2013

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           September 11, 2013